Other comprehensive income (loss) (Tables)	6 Months Ended
Sep. 30, 2017
Accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss)

	Millions of yen
	Six months ended September 30, 2016
	Balance at beginning of year	Cumulative effect of change in accounting principle	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥53,418	¥—	¥(87,541)	¥(1,605)	¥(89,146)	¥(35,728)
Pension liability adjustment	(33,325)	—	(634)	645	11	(33,314)
Net unrealized gain on non-trading securities(2)	24,887	—	(5,126)	(223)	(5,349)	19,538
Own credit adjustments	—	19,294	(15,708)	(465)	3,121	3,121

Total	¥44,980	¥19,294	¥(109,009)	¥(1,648)	¥(91,363)	¥(46,383)

	Millions of yen
	Six months ended September 30, 2017
	Balance at beginning of year	Cumulative effect of change in accounting principle	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥47,767	¥—	¥9,860	¥(26)	¥9,834	¥57,601
Pension liability adjustment	(41,020)	—	(712)	1,075	363	(40,657)
Net unrealized gain on non-trading securities(2)	20,344	—	971	104	1,075	21,419
Own credit adjustments	6,561	—	(9,270)	(69)	(9,339)	(2,778)

Total	¥33,652	¥—	¥849	¥1,084	¥1,933	¥35,585

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.
(2)	See Note 5 “Non-trading securities” for further information.

	Millions of yen
	Three months ended September 30, 2016
	Balance at beginning of period	Cumulative effect of change in accounting principle	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(22,956)	¥—	¥(11,391)	¥(1,381)	¥(12,772)	¥(35,728)
Pension liability adjustment	(33,601)	—	(84)	371	287	(33,314)
Net unrealized gain on non-trading securities(2)	22,979	—	(2,892)	(549)	(3,441)	19,538
Own credit adjustments	4,963	—	(1,795)	(47)	(1,842)	3,121

Total	¥(28,615)	¥—	¥(16,162)	¥(1,606)	¥(17,768)	¥(46,383)

	Millions of yen
	Three months ended September 30, 2017
	Balance at beginning of period	Cumulative effect of change in accounting principle	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥50,369	¥—	¥7,258	¥(26)	¥7,232	¥57,601
Pension liability adjustment	(42,626)	—	1,437	532	1,969	(40,657)
Net unrealized gain on non-trading securities(2)	21,650	—	(448)	217	(231)	21,419
Own credit adjustments	1,695	—	(4,463)	(10)	(4,473)	(2,778)

Total	¥31,088	¥—	¥3,784	¥713	¥4,497	¥35,585

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.
(2)	See Note 5 “Non-trading securities” for further information.